Note 7 - Fixed Assets (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fixed Assets
Realized a gain on sale of assets	$ 0	$ 5,250	$ 5,250	$ 0
Proceeds from sale of fixed assets		10,162	10,162	0
Depreciation expense	5,737	5,737	22,945	8,725
Sale of fixed assets	$ 4,912